SCHEDULE OF OTHER INCOME EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Fair value loss (gain) on marketable securities	$ 8	$ (2)	$ 67	$ 696
Fair value loss on purchase warrants	5	14	44	120
Gain on disposal of property, plant and equipment	(137)		(253)
Unrealized foreign exchange loss (gain)	343	(53)	(160)	219
Realized foreign exchange (gain) loss	(43)	22	(54)	(134)
Interest and other	71	70	162	55
Insurance proceeds received			(592)
Management fee income (Note 5)		(45)		(112)
Other expenses (income)	$ 247	$ 6	$ (786)	$ 844